Note Income taxes (Net operating loss carryfowards) (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Loss Carryforwards
Net operating loss and other carryforward available	$ 1,170,723
Expires 2018
Operating Loss Carryforwards
Net operating loss and other carryforward available	1,369
Expires 2019
Operating Loss Carryforwards
Net operating loss and other carryforward available	259
Expires 2021
Operating Loss Carryforwards
Net operating loss and other carryforward available	76
Expires 2022
Operating Loss Carryforwards
Net operating loss and other carryforward available	2,853
Expires 2023
Operating Loss Carryforwards
Net operating loss and other carryforward available	1,248
Expires 2024
Operating Loss Carryforwards
Net operating loss and other carryforward available	9,547
Expires 2025
Operating Loss Carryforwards
Net operating loss and other carryforward available	14,021
Expires 2027
Operating Loss Carryforwards
Net operating loss and other carryforward available	63,163
Expires 2028
Operating Loss Carryforwards
Net operating loss and other carryforward available	504,976
Expires 2029
Operating Loss Carryforwards
Net operating loss and other carryforward available	174,338
Expires 2030
Operating Loss Carryforwards
Net operating loss and other carryforward available	171,897
Expires 2031
Operating Loss Carryforwards
Net operating loss and other carryforward available	133,908
Expires 2032
Operating Loss Carryforwards
Net operating loss and other carryforward available	25,043
Expires 2033
Operating Loss Carryforwards
Net operating loss and other carryforward available	1,757
Expires 2034
Operating Loss Carryforwards
Net operating loss and other carryforward available	$ 66,268